Net Rent Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Rent Expense:
Minimum Rental Payments	$ 239,049		$ 219,982		$ 197,327
Contingent Rental Payments	3,614		3,056		2,689
Straight-Line Rent Expense	8,182		12,115		9,211
Lease Incentives Amortization	(21,557)		(18,590)		(15,869)
Amortization of Purchased Lease Rights	958		1,033		901
Total Rent Expense	230,246	[1]	217,596	[1]	194,259	[1]
Less All Rental Income	(19,613)	[2]	(19,721)	[2]	(19,113)	[2]
Total Net Rent Expense	$ 210,633		$ 197,875		$ 175,146

[1]	Included in the line item "Selling and Administrative Expenses" in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).
[2]	Included in the line item "Other Revenue" in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).